Equity (Tables)	9 Months Ended
Jun. 30, 2024
Equity [Abstract]
Schedule of Common Stock Available for Issuance

As of June 30, 2024, the number of shares of Class A Common Stock available for issuance under the Company’s amended and restated articles of incorporation were as follows:

Authorized number of shares of Class A Common Stock	285,000,000
Class A Common Stock outstanding	28,326,474
Reserve for conversion of Class B Common Stock	2,254,901
Reserve for exercise of the Public Warrants and Private Warrants	9,000,000
Reserve for exercise of other common stock warrants	3,361,965
Shares issuable under PIPE make-whole provision	1,052,030
Reserve for earnout shares	3,500,000
Reserve for RaGE Earn-out	1,285,618
Stock options and RSUs outstanding	7,236,606
Awards available for grant under 2023 Equity Incentive Plan	1,872,176
Awards available for grant under 2023 Employee Stock Purchase Plan	858,935
Common stock available for issuance	226,251,295